NOTE 6 - INTANGIBLE ASSETS, NET: Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Details
Software	$ 207,396	$ 156,389
Land use right	2,294,624	0
Less: accumulated amortization	(111,449)	(70,375)
Intangible assets, net	$ 2,390,571	$ 86,014